Financial risk management objectives and policies - Hedge accounting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges
Borrowings	$ 29,232	$ 30,781	$ 20,380
Hedging instrument
Total carrying value	6,392	6,382	7,874
Total carrying value	(29,232)	(30,781)	(20,380)
Hedged item
Net cash inflow	(114)	96	745
Floating rate
Hedging instrument
Total carrying value	6,078	6,329	7,832
Fair value hedges [member]
Hedging instrument
Total carrying value			(371)
Cash flow hedges [member]
Hedging instrument
Total carrying value	$ (1,802)	$ (1,910)	$ (2,689)